UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual
Report 2005

JUNE 30, 2005

♦	STRATEGIC BOND FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 2.51%.

The high-yield market was extremely volatile during the reporting period. After a strong start, high-yield bonds fell sharply in March and April 2005. This reversal occurred as investors became concerned over the bond downgrades for General Motors and Ford Motor Company. However, the high yield market then rallied sharply in May and June as the uncertainty surrounding the downgrades lifted and investors searched for incremental yield. Over the six-month period, the Citigroup High Yield Market Indexv returned 0.82%.

During the six-month period, emerging markets debt, as represented by the J.P. Morgan Emerging Markets Bond Index Global (“EMBIG”)vi returned 5.11%. While there was a period of weakness in February and March, the asset class generated solid results overall. Strong country fundamentals and market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. In addition, continued strength in commodity prices, including metals, agriculture, and oil, provided positive support for many emerging market countries.

PERFORMANCE UPDATE1

For the six months ended June 30, 2005, Class I shares of the Salomon Brothers Variable Strategic Bond Fund returned 2.02%. These shares outperformed the Lipper Variable Global Income Funds Category Average,2 which decreased 0.58%. The Fund’s unmanaged benchmark, the Lehman Brothers Aggregate Bond Index, returned 2.51% for the same period.

[1]	The Fund is an underlying investment option of various annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains, if any, calculated among the 29 funds in the Fund’s Lipper category, and excluding sales charges.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(unaudited)

6 Months

Variable Strategic Bond Fund — Class I Shares	2.02%

Lehman Brothers Aggregate Bond Index	2.51%

Lipper Variable Global Income Funds Category Average	-0.58%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
v	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
vi	J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

Fund at a Glance

(unaudited)

Fund Expenses

(unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	2.02%	$1,000.00	$1,020.20	0.97%	$4.86
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to Class I’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,019.98	0.97%	$4.86
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to Class I’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

June 30, 2005 (unaudited)

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 27.1%
Advertising — 0.3%
$ 50,000	Interep National Radio Sales, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (a)	$41,813
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	116,750
112,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	111,440
75,000	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	78,375

	Total Advertising	348,378

Aerospace/Defense — 0.6%
75,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 8.500% due 5/15/11	80,438
50,000	DRS Technologies, Inc., Senior Subordinated Notes, 6.875% due 11/1/13 (b)	52,000
140,000	Goodrich Corp., Debentures, 7.500% due 4/15/08	150,844
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	187,250
50,000	Moog, Inc., Senior Subordinated Notes, 6.250% due 1/15/15	50,125
145,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	160,587

	Total Aerospace/Defense	681,244

Airlines — 0.0%
31,150	Continental Airlines, Inc., Pass-Through Certificates\Series 1998-1C, Series B, 6.541% due 9/15/08	27,810

Apparel — 0.1%
	Levi Strauss & Co., Senior Notes:
25,000	8.254% due 4/1/12 (c)	23,750
25,000	12.250% due 12/15/12	27,438
50,000	9.750% due 1/15/15	49,875

	Total Apparel	101,063

Auto Manufacturers — 0.4%
275,000	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08	270,972
	Ford Motor Co.:
10,000	Bonds, 6.625% due 10/1/28	7,865
190,000	Notes, 7.450% due 7/16/31 (a)	159,021

	Total Auto Manufacturers	437,858

Auto Parts & Equipment — 0.3%
175,000	Dana Corp., Notes, 7.000% due 3/1/29	153,756
112,000	TRW Automotive, Inc., Senior Notes, 9.375% due 2/15/13	124,600

	Total Auto Parts & Equipment	278,356

Banks — 1.6%
575,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11	658,833
440,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	493,451
375,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (b)	513,064

	Total Banks	1,665,348

Building Materials — 0.1%
100,000	Associated Materials, Inc., Senior Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (c)	64,000
50,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	46,750

	Total Building Materials	110,750

Chemicals — 1.3%
9,090	Applied Extrusion Technologies, Inc., Senior Notes, 12.000% due 3/15/12 (a)(b)(d)	9,113
25,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	25,563
60,000	Compass Minerals Group, Inc., Senior Subordinated Notes, 10.000% due 8/15/11	65,700
75,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	84,844
100,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	113,500
	Huntsman International LLC:
100,000	Senior Notes, 9.875% due 3/1/09	107,500
20,000	Senior Subordinated Notes, 10.125% due 7/1/09	20,675

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Chemicals — 1.3% (continued)
$125,000	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	$136,875
125,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	142,500
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	86,156
135,000	Millennium America, Inc., Senior Notes, 9.250% due 6/15/08 (a)	146,812
75,000	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	75,375
150,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	155,250
	Rhodia SA:
50,000	Senior Notes, 7.625% due 6/1/10 (a)	48,750
75,000	Senior Subordinated Notes, 8.875% due 6/1/11 (a)	72,562
65,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	71,013

	Total Chemicals	1,362,188

Commercial Services — 0.4%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	49,000
75,000	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	80,625
	Cenveo Corp.:
100,000	Senior Notes, 9.625% due 3/15/12	108,500
25,000	Senior Subordinated Notes, 7.875% due 12/1/13	23,875
25,000	Corrections Corporation of America, Senior Notes, 6.250% due 3/15/13	24,938
	Iron Mountain, Inc., Senior Subordinated Notes:
75,000	7.750% due 1/15/15	75,750
75,000	6.625% due 1/1/16	69,750

	Total Commercial Services	432,438

Computers — 0.1%
75,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	80,156

Cosmetics/Personal Care — 0.0%
50,000	DEL Laboratories, Inc., Senior Subordinated Notes, 8.000% due 2/1/12 (b)	43,250

Distribution/Wholesale — 0.1%
105,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (a)	68,250

Diversified Financial Services — 4.2%
	Alamosa Delaware, Inc.:
67,000	Senior Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (a)(c)	74,202
6,000	Senior Notes, 11.000% due 7/31/10 (a)	6,758
49,000	BCP Caylux Holdings Luxembourg SCA, Senior Subordinated Notes, 9.625% due 6/15/14	55,125
325,000	Capital One Bank, Notes, 4.875% due 5/15/08	330,068
350,000	CIT Group, Inc., Senior Notes, 7.750% due 4/2/12	411,044
500,000	Countrywide Home Loans, Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	482,819
360,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	356,111
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31	17,892
	Notes:
10,000	7.250% due 3/2/11	9,387
425,000	6.875% due 9/15/11	392,792
175,000	6.750% due 12/1/14 (a)	156,830
225,000	HSBC Finance Corp., Notes, 5.250% due 4/15/15	231,492
300,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (c)	289,871
300,000	International Lease Finance Corp., Notes, Series O, 4.375% due 11/1/09	300,817
340,000	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	379,027
	MBNA Corp.:
50,000	Medium-Term Notes, 6.250% due 1/17/07	51,609
290,000	Notes, 4.625% due 9/15/08	294,169
475,000	Morgan Stanley, Notes, 6.600% due 4/1/12	528,832

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Diversified Financial Services — 4.2% (continued)
$ 50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, (zero coupon until 10/1/09, 11.250% thereafter), due 10/1/15 (a)(c)	$35,750
25,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	27,125

	Total Diversified Financial Services	4,431,720

Electric — 2.0%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	113,750
25,000	7.750% due 3/1/14	27,250
124,000	Allegheny Energy Supply Statutory Trust, Secured Notes, Series A, 10.250% due 11/15/07 (b)	137,020
325,000	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33	350,869
	Calpine Corp.:
150,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	116,250
50,000	Senior Notes, 7.875% due 4/1/08 (a)	35,250
50,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (c)	45,750
300,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	299,149
150,000	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11	176,437
300,000	Entergy Gulf States, Inc., First Mortgage Bonds, 6.200% due 7/1/33	314,548
150,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (e)	163,125
137,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (b)	145,220
	Reliant Energy, Inc., Secured Notes:
25,000	9.250% due 7/15/10	27,375
125,000	9.500% due 7/15/13	139,375
25,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (b)	26,438

	Total Electric	2,117,806

Electronics — 0.1%
125,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	104,375

Entertainment — 0.4%
100,000	Cinemark, Inc., Senior Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (c)	67,000
75,000	Herbst Gaming, Inc., Senior Subordinated Notes, 8.125% due 6/1/12	79,875
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
25,000	7.125% due 8/15/14	26,312
50,000	6.875% due 2/15/15 (b)	51,375
25,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (b)	24,938
75,000	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.250% due 3/15/12	78,375
50,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12 (b)	50,750
	Six Flags, Inc., Senior Notes:
50,000	9.750% due 4/15/13 (a)	47,437
25,000	9.625% due 6/1/14 (a)	23,500

	Total Entertainment	449,562

Environmental Control — 0.3%
75,000	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	82,688
	Allied Waste North America, Inc., Series B, Senior Secured Notes:
100,000	8.500% due 12/1/08	105,375
83,000	9.250% due 9/1/12	90,055

	Total Environmental Control	278,118

Food — 1.1%
69,886	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20 (c)	75,520
	Doane Pet Care Co.:
50,000	Senior Notes, 10.750% due 3/1/10	53,125
75,000	Senior Subordinated Notes, 9.750% due 5/15/07	73,312
27,000	Dole Food Co., Inc., Senior Notes, 8.875% due 3/15/11	28,958
465,000	Kraft Foods, Inc., Notes, 5.625% due 11/1/11	493,939
5,078	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	3,580

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Food — 1.1% (continued)
$ 75,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13 (a)	$67,500
300,000	Safeway, Inc., Debentures, 7.250% due 2/1/31	348,478

	Total Food	1,144,412

Forest Products & Paper — 0.3%
50,000	Abitibi-Consolidated, Inc., Notes, 8.550% due 8/1/10 (a)	52,375
50,000	Bowater, Inc., Notes, 6.500% due 6/15/13 (a)	49,625
	Buckeye Technologies, Inc., Senior Subordinated Notes:
40,000	9.250% due 9/15/08 (a)	40,200
50,000	8.000% due 10/15/10 (a)	48,250
100,000	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	92,500

	Total Forest Products & Paper	282,950

Health Care-Products — 0.2%
50,000	Medical Device Manufacturing, Inc., Senior Subordinated Notes, 10.000% due 7/15/12	54,000
125,000	Sybron Dental Specialties, Inc., Senior Subordinated Notes, 8.125% due 6/15/12	134,375

	Total Health Care-Products	188,375

Health Care-Services — 1.1%
50,000	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	50,875
50,000	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	51,125
25,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)	25,813
75,000	Extendicare Health Services, Inc., Senior Notes, 9.500% due 7/1/10	81,375
25,000	HCA, Inc., Senior Notes, 6.375% due 1/15/15 (a)	26,003
300,000	Humana, Inc., Senior Notes, 6.300% due 8/1/18	328,760
50,000	IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	54,500
75,000	National Mentor, Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (b)	79,312
	Tenet Healthcare Corp., Senior Notes:
125,000	7.375% due 2/1/13 (a)	124,062
25,000	6.875% due 11/15/31	21,125
320,000	WellPoint Health Networks, Inc., Notes, 6.375% due 1/15/12	353,365

	Total Health Care-Services	1,196,315

Home Furnishings — 0.1%
44,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (a)	40,260
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	50,750

	Total Home Furnishings	91,010

Iron/Steel — 0.0%
25,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09 (a)	22,875

Leisure Time — 0.0%
50,000	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (a)	38,500

Lodging — 0.7%
	Caesars Entertainment, Inc.:
50,000	Senior Notes, 7.000% due 4/15/13 (a)	55,750
25,000	Senior Subordinated Notes, 8.125% due 5/15/11	28,875
100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.260% due 7/15/10 (b)	108,750
75,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	73,688
5,000	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	5,100
100,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	109,500
50,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	53,750
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)(b)	49,125
150,000	MGM MIRAGE, Inc., Senior Notes, 6.750% due 9/1/12	155,250
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	132,812

	Total Lodging	772,600

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Machinery-Construction & Mining — 0.1%
$100,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	$109,000

Machinery-Diversified — 0.1%
75,000	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	81,375

Media — 1.9%
100,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	100,750
	Charter Communications Holdings LLC, Senior Discount Notes:
275,000	9.920% due 4/1/11 (c)	202,125
75,000	Zero coupon until 5/15/06, 11.750% thereafter, due 5/15/11 (c)	50,063
50,000	Zero coupon until 1/15/07, 12.125% thereafter, due 1/15/12 (c)	29,125
75,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes, 10.250% due 1/15/10	56,063
275,000	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13	335,815
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10	54,750
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13	54,960
50,000	Dex Media, Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (c)	40,500
	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes:
81,000	8.375% due 3/15/13	90,112
75,000	6.375% due 6/15/15 (b)	75,000
25,000	Emmis Communications Corp., Senior Notes, 9.314% due 6/15/12 (b)(c)	25,563
75,000	Houghton Mifflin Co., Senior Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)(c)	55,125
100,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	109,500
75,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	81,562
60,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	65,475
75,000	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	80,906
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	57,750
75,000	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.000% due 3/15/12	77,250
275,000	Time Warner, Inc., Debentures, 7.625% due 4/15/31	344,533

	Total Media	1,986,927

Metal Fabricate/Hardware — 0.1%
100,000	Mueller Holdings, Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14 (c)	73,500

Mining — 0.1%
75,000	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (b)	75,656

Miscellaneous Manufacturing — 0.1%
125,000	KI Holdings, Inc., Senior Discount Notes, (zero coupon until 11/15/09, 9.875% thereafter), due 11/15/14 (c)	73,125

Office Furnishings — 0.1%
50,000	Interface, Inc., 7.300% due 4/1/08	51,250
81,000	Tempur-Pedic, Inc./Tempur Production USA, Inc., Senior Subordinated Notes, 10.250% due 8/15/10	89,505

	Total Office Furnishings	140,755

Oil & Gas — 1.3%
100,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16 (b)	103,750
200,000	Devon Financing Corp. ULC, 6.875% due 9/30/11	224,080
	Forest Oil Corp., Senior Notes:
50,000	8.000% due 12/15/11	55,375
50,000	7.750% due 5/1/14 (a)	54,000
81,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	90,315
300,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	310,729
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	105,250
350,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	347,097
75,000	Vintage Petroleum, Inc., Senior Subordinated Notes, 7.875% due 5/15/11	79,500

	Total Oil & Gas	1,370,096

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Oil & Gas Services — 0.1%
$100,000	Hanover Compressor Co., Subordinated Notes, zero coupon bond to yield 7.101% due 3/31/07	$88,500

Packaging & Containers — 0.9%
75,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	58,875
100,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	109,625
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	75,938
	Owens-Brockway Glass Container, Inc.:
100,000	Senior Notes, 8.250% due 5/15/13	109,125
50,000	Senior Secured Notes, 7.750% due 5/15/11	53,375
125,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	138,437
50,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	49,000
150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	103,125
	Smurfit-Stone Container Enterprises, Inc., Senior Notes:
50,000	9.750% due 2/1/11	53,125
125,000	8.375% due 7/1/12	126,875
50,000	Tekni-Plex, Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	44,625

	Total Packaging & Containers	922,125

Pharmaceuticals — 0.6%
100,000	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (a)(c)(e)	53,000
50,000	Warner Chilcott Corp., 8.750% due 2/1/15 (b)	48,875
525,000	Wyeth, 5.500% due 3/15/13	553,404

	Total Pharmaceuticals	655,279

Pipelines — 0.7%
	Dynegy Holdings, Inc.:
25,000	Debentures, 7.125% due 5/15/18	23,938
175,000	Senior Secured Notes, 9.875% due 7/15/10 (b)	194,250
	El Paso Corp., Medium-Term Notes, Senior Notes:
225,000	7.375% due 12/15/12 (a)	226,687
25,000	7.750% due 1/15/32 (a)	24,500
	Williams Cos., Inc.:
	Notes:
25,000	7.875% due 9/1/21	28,563
125,000	8.750% due 3/15/32	150,781
75,000	Senior Notes, 7.625% due 7/15/19	84,750

	Total Pipelines	733,469

REITs — 0.8%
275,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	300,089
	Host Marriott LP:
50,000	Notes, Series I, 9.500% due 1/15/07	53,250
75,000	Senior Notes, 6.375% due 3/15/15 (b)	74,625
325,000	iStar Financial, Inc., Senior Notes, 5.150% due 3/1/12	321,658
25,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11 (a)	26,375
50,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	53,750

	Total REITs	829,747

Retail — 0.8%
50,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	50,875
100,000	CSK Auto, Inc., Senior Subordinated Notes, 7.000% due 1/15/14	96,000
65,000	Jafra Cosmetics International, Inc., Senior Subordinated Notes, 10.750% due 5/15/11	73,125
300,000	Limited Brands, Inc., Debentures, 6.950% due 3/1/33	313,428
75,000	PETCO Animal Supplies, Inc., Senior Subordinated Notes, 10.750% due 11/1/11	84,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Retail — 0.8% (continued)
$ 25,000	Rite Aid Corp., 11.250% due 7/1/08	$26,406
75,000	Saks, Inc., Senior Notes, 7.500% due 12/1/10	75,375
75,000	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09 (a)	75,750

	Total Retail	794,959

Semiconductors — 0.1%
	Amkor Technology, Inc.:
25,000	Senior Notes, 9.250% due 2/15/08 (a)	24,125
75,000	Senior Subordinated Notes, 10.500% due 5/1/09 (a)	65,063

	Total Semiconductors	89,188

Telecommunications — 2.8%
	American Tower Corp., Senior Notes:
39,000	9.375% due 2/1/09 (a)	41,096
25,000	7.500% due 5/1/12 (a)	26,813
125,000	Centennial Cellular Operating Co./Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	133,750
85,000	Insight Midwest LP/Insight Capital, Inc., Senior Notes, 10.500% due 11/1/10	90,525
25,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (b)(c)	25,563
50,000	iPCS, Inc., Senior Notes, 11.500% due 5/1/12	56,000
225,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	202,500
10,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	11,238
235,000	New Cingular Wireless Services, Inc., Senior Notes, 8.750% due 3/1/31	330,403
205,000	Nextel Communications, Inc., Senior Notes, 7.375% due 8/1/15	222,425
16,000	PanAmSat Corp., 9.000% due 8/15/14	17,540
25,000	Qwest Corp., Notes, 8.875% due 3/15/12 (b)	27,312
	Qwest Services Corp., Secured Notes:
100,000	13.500% due 12/15/10	116,000
150,000	14.000% due 12/15/14	182,625
	SBA Communications Corp.:
59,000	Senior Discount Notes, (zero coupon until 12/15/07, 9.375% thereafter), due 12/15/11 (a)(c)	54,575
25,000	Senior Notes, 8.500% due 12/1/12	27,062
50,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	53,250
275,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	331,212
275,000	Telecom Italia Capital SA, 4.000% due 1/15/10 (b)	267,483
75,000	U.S. Unwired, Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	83,812
50,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	55,125
485,000	Verizon Florida, Inc., Series F, 6.125% due 1/15/13	520,779
25,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	28,594
50,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (b)(c)	33,625

	Total Telecommunications	2,939,307

Textiles — 0.1%
125,000	Simmons Co., Senior Discount Notes, (zero coupon until 12/1/09, 10.000% thereafter), due 12/15/14 (b)(c)	56,875

Transportation — 0.3%
350,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	336,687

Water — 0.3%
375,000	United Utilities PLC, Senior Notes, 4.550% due 6/19/18	353,270

	TOTAL CORPORATE BONDS & NOTES (Cost — $27,503,597)	28,465,547

ASSET-BACKED SECURITIES — 3.8%
Credit Card — 0.5%
154,545	First Consumers Master Trust, Series 2001-A, Class A, 3.530% due 9/15/08 (c)	153,668
360,000	Metris Master Trust, Series 2001-2, Class B, 4.340% due 11/20/09 (c)	361,076

	Total Credit Card	514,744

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Home Equity — 3.2%
$ 210,000	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class M5, 4.514% due 11/25/34 (c)	$214,085
450,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 4.514% due 8/25/32 (c)	453,852
499,999	Bayview Financial Acquisition Trust, Series 2001-CA, Class M3, 4.564% due 8/25/36 (b)(c)	499,062
	Bear Stearns Asset-Backed Securities NIM Trust:
34,607	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (b)	34,631
74,073	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	73,661
103,571	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	103,135
	Countrywide Asset-Backed Certificates:
290,000	Series 2004-05, Class M4, 4.564% due 6/25/34 (c)	294,648
102,083	Series 2004-5N, Class N1, 5.500% due 10/25/35 (b)	101,783
53,976	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.534% due 9/25/31 (c)	54,053
209,919	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	222,020
246,557	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	244,530
	Novastar Home Equity Loan:
100,000	Series 2003-04, Class M2, 4.939% due 2/25/34 (c)	102,186
220,000	Series 2004-01, Class M4, 4.289% due 6/25/34 (c)	220,659
180,000	Series 2005-2, Class M11, 6.314% due 10/25/35 (c)	161,662
150,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 6.814% due 5/25/34 (c)	145,120
83,173	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 4.414% due 4/25/32 (c)	83,770
	Sail NIM Notes:
4,912	Series 2003-3, Class A, 7.750% due 4/27/33 (b)	4,922
100,868	Series 2004-11A, Class A2, 4.750% due 1/27/35 (b)	100,743
69,859	Series 2004-11A, Class B, 7.500% due 1/27/35 (b)	68,706
151,139	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (b)	151,246
89,617	Sail NIM Notes, Series 2004-4A, Class A, 5.000% due 4/27/34 (b)	89,682

	Total Home Equity	3,424,156

Manufactured Housing — 0.1%
63,379	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	67,827

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,920,838)	4,006,727

MORTGAGE-BACKED SECURITIES — 38.8%
FHLMC — 5.3%
5,600,000	FHLMC, Gold, 5.000% due 7/1/35 (f)(g)	5,589,500

FNMA — 33.5%
	FNMA:
3,000,000	4.000% due 7/1/20 (f)(g)	2,939,064
17,976	8.000% due 7/1/30-1/1/31	19,287
57,525	7.500% due 8/1/30-2/1/31	61,485
2,600,000	4.500% due 7/1/35 (f)(g)	2,543,125
11,000,000	5.000% due 7/1/35 (f)(g)	11,003,432
3,000,000	5.500% due 7/1/35 (f)(g)	3,041,250
6,675,000	6.000% due 7/1/35 (f)(g)	6,843,958
8,500,000	6.500% due 7/1/35 (f)(g)	8,797,500

	Total FNMA	35,249,101

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $40,763,997)	40,838,601

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	147,756
	Commercial Mortgage Pass-Through Certificates:
401,815	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (b)	418,013
166,464	Series 2003-FL9, Class E, 4.220% due 11/15/15 (b)(c)	167,367

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount†		Security	Value
$6,432,124		First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.525% due 5/17/32 (c)	$182,619
500,000		Merit Securities Corp., Series 11PA, Class B2, 4.820% due 9/28/32 (b)(c)	495,589

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $1,350,760)	1,411,344

U.S. GOVERNMENT OBLIGATIONS — 14.4% (a)
U.S. Government Obligations — 14.4%
		U.S. Treasury Bonds:
10,000		6.125% due 11/15/27	12,632
35,000		5.500% due 8/15/28	41,228
250,000		5.250% due 2/15/29	286,006
500,000		6.125% due 8/15/29	638,575
225,000		5.375% due 2/15/31	265,570
		U.S. Treasury Notes:
1,400,000		3.625% due 1/15/10	1,393,820
2,000,000		6.500% due 2/15/10	2,232,580
5,185,000		4.000% due 3/15/10-2/15/14	5,228,640
2,100,000		3.875% due 5/15/10	2,112,634
2,100,000		5.000% due 2/15/11	2,231,825
670,000		4.250% due 11/15/14	685,939

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $14,700,678)	15,129,449

SOVEREIGN BONDS — 10.3%
Argentina — 0.1%
		Republic of Argentina:
50,000	ARS	3.010% due 8/3/12 (e)	45,250
123,559	ARS	Discount Bonds, 8.280% due 12/31/33 (e)	113,890

		Total Argentina	159,140

Brazil — 2.3%
		Federative Republic of Brazil:
50,000		8.875% due 10/14/19 (h)	53,075
225,000		10.125% due 5/15/27 (h)	260,494
220,000		12.250% due 3/6/30 (h)	294,800
150,000		11.000% due 8/17/40 (h)	180,300
723,011		C Bonds, 8.000% due 4/15/14 (h)	740,408
75,000		Collective Action Securities, 10.500% due 7/14/14 (h)	89,250
864,717		DCB, Series L, 4.313% due 4/15/12 (h)	832,560

		Total Brazil	2,450,887

Bulgaria — 0.1%
50,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	63,063

Canada — 0.5%
550,000		Province of Quebec, Notes, 4.600% due 5/26/15 (h)	557,442

Colombia — 0.4%
		Republic of Colombia:
100,000		10.000% due 1/23/12	116,750
125,000		8.125% due 5/21/24	125,000
50,000		8.375% due 2/15/27	50,625
100,000		10.375% due 1/28/33	119,500

		Total Colombia	411,875

Ecuador — 0.1%
140,000		Republic of Ecuador, 12.000% due 11/15/12 (b)	133,700

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Italy — 0.5%
$500,000	Region of Lombardy, 5.804% due 10/25/32 (h)	$572,227

Mexico — 1.9%
	United Mexican States:
50,000	11.375% due 9/15/16	74,438
	Medium-Term Notes:
225,000	8.300% due 8/15/31	280,687
	Series A:
225,000	6.375% due 1/16/13	241,537
675,000	5.875% due 1/15/14	706,050
350,000	6.625% due 3/3/15	385,525
50,000	8.000% due 9/24/22	61,375
200,000	7.500% due 4/8/33	231,500

	Total Mexico	1,981,112

Panama — 0.3%
	Republic of Panama:
60,000	9.625% due 2/8/11	71,700
130,000	9.375% due 1/16/23	160,875
52,776	IRB, 3.750% due 7/17/14	52,116

	Total Panama	284,691

Peru — 0.4%
	Republic of Peru:
75,000	9.125% due 2/21/12	88,500
175,000	9.875% due 2/6/15	216,869
127,500	PDI, 5.000% due 3/7/17 (c)	122,240

	Total Peru	427,609

Philippines — 0.7%
	Republic of the Philippines:
200,000	8.375% due 3/12/09	212,740
50,000	8.875% due 3/17/15	52,313
225,000	9.875% due 1/15/19	243,832
175,000	10.625% due 3/16/25	196,324

	Total Philippines	705,209

Russia — 1.9%
	Russian Federation:
275,000	11.000% due 7/24/18 (b)	411,125
1,375,375	step bond to yield 5.000% due 3/31/30 (b)(c)	1,541,280

	Total Russia	1,952,405

South Africa — 0.1%
75,000	Republic of South Africa, 6.500% due 6/2/14	83,484

Turkey — 0.5%
	Republic of Turkey:
195,000	11.500% due 1/23/12	249,600
105,000	11.000% due 1/14/13	133,087
75,000	11.875% due 1/15/30	108,469

	Total Turkey	491,156

Ukraine — 0.1%
100,000	Republic of Ukraine, 6.875% due 3/4/11 (b)	105,500

Venezuela — 0.4%
	Bolivarian Republic of Venezuela:
100,000	8.500% due 10/8/14	104,050
200,000	Collective Action Securities, 10.750% due 9/19/13	234,450

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Venezuela — 0.4% (continued)
$100,000	Republic of Venezuela, 9.250% due 9/15/27	$105,000

	Total Venezuela	443,500

	TOTAL SOVEREIGN BONDS (Cost — $9,489,346)	10,823,000

Shares
ESCROW SHARES — 0.0% (d)(e)(i)
125,000	Breed Technologies, Inc.	0
26,481	Vlasic Foods International, Inc.*	959

	TOTAL ESCROW SHARES (Cost — $0)	959

COMMON STOCK — 0.5%
MATERIALS — 0.0%
Chemicals — 0.0%
865	Applied Extrusion Technologies, Inc., Class B Shares (a)(d)(i)*	20,141

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions, Inc. (d)(i)*	0

TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.4%
2,448	Liberty Global, Inc., Series A Shares*	114,242
2,754	NTL, Inc.*	188,429
3,907	Telewest Global, Inc.*	89,001

		391,672

Wireless Telecommunication Services — 0.1%
1,982	SpectraSite, Inc.*	147,520

	TOTAL TELECOMMUNICATION SERVICES	539,192

	TOTAL COMMON STOCK (Cost — $373,397)	559,333

CONVERTIBLE PREFERRED STOCK — 0.1%
TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
130	Alamosa Holdings, Inc., Series B (a) (Cost — $37,250)	134,209

Rights
RIGHTS — 0.0%
Mexico — 0.0%
250,000	United Mexican States, Value Recovery Rights, Series D*	6,687
250,000	United Mexican States, Value Recovery Rights, Series E*	6,375

	TOTAL RIGHTS (Cost — $0)	13,062

Warrants
WARRANTS — 0.0%
Communications Equipment — 0.0%
40	American Tower Corp., Class A Shares, expires 8/1/08 (b)*	11,854

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Warrants	Security	Value
Diversified Financial Services — 0.0%
114,845	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (d)(i)*	$144

Foreign Government — 0.0%
1,250	Bolivarian Republic of Venezuela Oil-linked Payment Obligation, expires 4/15/20*	30,000

	TOTAL WARRANTS (Cost — $2,219)	41,998

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $98,142,082)	101,424,229

Face Amount
SHORT-TERM INVESTMENTS — 58.7%
Commercial Paper — 20.0%
$2,900,000	Barton Capital LLC, 3.130% due 7/13/05 (h)	2,896,974
2,895,000	Chesham Finance LLC, 3.160% due 7/13/05 (h)	2,891,951
2,900,000	Concord Minutemen Capital Co., 3.140% due 7/14/05 (h)	2,896,712
1,445,000	Daimlerchrysler North America Holdings Corp., 3.310% due 7/14/05 (h)	1,443,273
2,900,000	Falcon Asset Securitization, 3.130% due 7/13/05 (h)	2,896,974
1,445,000	Four Winds Funding Corp., 3.220% due 7/14/05 (h)	1,443,320
2,900,000	Market Street Funding Corp., 3.135% due 7/14/05 (h)	2,896,717
1,376,000	Mica Funding LLC, 3.160% due 7/13/05 (h)	1,374,551
2,332,000	Nieuw Amsterdam Receivables Corp., 3.140% due 7/13/05 (h)	2,329,559

	Total Commercial Paper (Cost — $21,070,031)	21,070,031

Foreign Certificate of Deposit — 2.7%
2,895,000	CS First Boston NY, 3.150% due 7/13/05 (i) (Cost — $2,891,960)	2,891,960

Repurchase Agreements — 18.8%
3,791,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, 3.350% due 7/1/05, Proceeds at maturity — $3,791,353; (Fully collateralized by various U.S. government agencies obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $3,866,823) (h)	3,791,000
4,000,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deustche Bank Securities, Inc., 3.350% due 7/1/05, Proceeds at maturity — $4,000,372; (Fully collateralized by various U.S. government agencies obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $4,080,044) (h)	4,000,000
4,000,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity — $4,000,372; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value — $4,080,001) (h)	4,000,000
4,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity — $4,000,372; (Fully collateralized by various U.S. Treasury obligations and U.S. government agencies obligation, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $4,080,004) (h)	4,000,000
4,000,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05, Proceeds at maturity — $4,000,372; (Fully collateralized by various U.S. government agencies obligations 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $4,122,274) (h)	4,000,000

	Total Repurchase Agreements (Cost — $19,791,000)	19,791,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
Securities Purchased from Securities Lending Collateral — 17.2%
18,046,292	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $18,046,292)	$18,046,292

	TOTAL SHORT-TERM INVESTMENTS (Cost — $61,799,283)	61,799,283

	TOTAL INVESTMENTS — 155.1% (Cost — $159,941,365#)	163,223,512
	Liabilities in Excess of Other Assets — (55.1)%	(58,005,653)

	TOTAL NET ASSETS — 100.0%	$105,217,859

(a)	All or a portion of security is on loan (See Note 1).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Rate shown reflects rate in effect June 30, 2005, on instruments with variable rate or step coupon rates.
(d)	Illiquid Security.
(e)	Security is currently in default.
(f)	This security is traded on a "to-be-announced" basis.
(g)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(h)	Securities with an aggregate market value of $47,333,547 are segregated and/or held as collateral for to-be-announced (“TBA”) securities, open forward foreign currency contracts and/or open futures contracts.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
†	Face amount denominated in U.S. dollars unless otherwise noted.

Abbreviations used in this schedule:
ARS	—	Argentine Peso
C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
IO	—	Interest Only
IRB	—	Interest Reduction Bond
NIM	—	Net Interest Margin
PDI	—	Past Due Interest
REITs	—	Real Estate Investment Trust

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $98,142,082)	$101,424,229
Short-term investments, at value (Cost — $61,799,283)	61,799,283
Receivable for securities sold	5,656,677
Interest receivable	1,051,418
Receivable for open forward foreign currency contracts (Notes 1 and 3)	379,392
Receivable for Fund shares sold	145,722
Receivable from broker — variation margin on open futures contracts	5,281

Total Assets	170,462,002

LIABILITIES:
Payable for securities purchased	46,886,487
Payable for loaned securities collateral (Notes 1 and 3)	18,046,292
Payable for open forward foreign currency contracts (Notes 1 and 3)	130,154
Management fee payable	64,592
Deferred dollar roll income	32,019
Due to custodian	9,148
Administration fee payable	4,306
Directors’ fees payable	1,157
Payable for Fund shares repurchased	1,074
Transfer agent fees payable	40
Accrued expenses	68,874

Total Liabilities	65,244,143

Total Net Assets	$105,217,859

NET ASSETS:
Par value (Note 5)	$9,481
Paid-in capital in excess of par value	97,633,073
Undistributed net investment income	1,869,010
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	2,168,103
Net unrealized appreciation of investments, futures contracts and foreign currency transactions	3,538,192

Total Net Assets	$105,217,859

Class I — Shares Outstanding	9,480,989

Class I — Net Asset Value	$11.10

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Interest	$2,810,001
Securities lending	7,895
Dividends	4,985

Total Investment Income	2,822,881

EXPENSES:
Management fee (Note 2)	385,963
Custody	32,937
Administration fees (Note 2)	25,731
Shareholder reports	20,571
Audit and tax	13,485
Legal fees	7,709
Directors’ fees	5,883
Transfer agent fees	54
Miscellaneous expenses	4,773

Total Expenses	497,106

Net Investment Income	2,325,775

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	1,432,760
Futures contracts	3,583
Foreign currency transactions	247,463

Net Realized Gain	1,683,806

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(2,186,566)
Futures contracts	6,807
Foreign currencies	268,835

Change in Net Unrealized Appreciation/Depreciation	(1,910,924)

Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(227,118)

Increase in Net Assets From Operations	$2,098,657

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited) and the Year Ended December 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$2,325,775	$4,676,268
Net realized gain	1,683,806	1,915,507
Change in net unrealized appreciation/depreciation	(1,910,924)	(350,660)

Increase in Net Assets From Operations	2,098,657	6,241,115

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(4,674,679)
Net realized gains	—	(1,808,439)

Decrease in Net Assets From Distributions to Shareholders	—	(6,483,118)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	8,274,250	20,455,164
Reinvestment of distributions	—	6,483,118
Cost of shares repurchased	(7,893,865)	(21,234,436)

Increase in Net Assets From Fund Share Transactions	380,385	5,703,846

Increase in Net Assets	2,479,042	5,461,843
NET ASSETS:
Beginning of period	102,738,817	97,276,974

End of period*	$105,217,859	$102,738,817

*Includes undistributed (overdistributed) net investment income of:	$1,869,010	$(456,765)

See Notes to Financial Statements.

Financial Highlights

For a share of capital stock outstanding throughout each period ended December 31, unless otherwise noted:

	Class I
	2005(1)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.88		$10.89		$10.39	$10.02	$9.75	$9.66

Income (Loss) From Operations:
Net investment income	0.25		0.52		0.56	0.51	0.48	0.56
Net realized and unrealized gain (loss)	(0.03)		0.20		0.81	0.37	0.19	0.15

Total Income From Operations	0.22		0.72		1.37	0.88	0.67	0.71

Less Distributions From:
Net investment income	—		(0.53)		(0.61)	(0.51)	(0.40)	(0.62)
Net realized gains	—		(0.20)		(0.26)	—	—	—
Return of capital	—		—		—	—	—	(0.00	)(2)

Total Distributions	—		(0.73)		(0.87)	(0.51)	(0.40)	(0.62)

Net Asset Value, End of Period	$11.10		$10.88		$10.89	$10.39	$10.02	$9.75

Total Return(3)	2.02%		6.65%		13.23%	8.84%	6.91%	7.30%
Net Assets, End of Period (000s)	$105,218		$102,739		$97,277	$77,332	$46,638	$25,179
Ratios to Average Net Assets:
Gross expenses	0.97	%(4)	0.98%		1.00%	1.03%	1.21%	1.39%
Net expenses(5)	0.97	(4)	0.98		1.00	1.02 (6)	1.09 (6)	1.00	(6)
Net investment income	4.52	(4)	4.76		4.96	5.80	5.88	7.39
Portfolio Turnover Rate	77	%(7)	70	%(7)	72%	54%	74%	74%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Amount represents less than $0.01 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, excluding interest expense, of the Fund will not exceed 1.00%.
(6)	The investment manager voluntarily waived all or a portion of its fees.
(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 265% and 441% for the six months ended June 30, 2005, and the year ended December 31, 2004, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Variable Strategic Bond Fund (the “Fund”), is a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors’. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund

Notes to Financial Statements

(unaudited) (continued)

as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Financial Statements

(unaudited) (continued)

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Concentration Risk. The Fund’s investments by in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(m) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

(o) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

Notes to Financial Statements

(unaudited) (continued)

(p) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM a management fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. Salomon Brothers Asset Management Ltd. (“SBAM Ltd”), another indirect wholly-owned subsidiary of Citigroup, provides certain advisory services to SBAM for the benefit of the Fund. SBAM Ltd. is compensated by SBAM at no additional expense of the Fund.

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator to the Fund. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets. This administration fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

The Fund has adopted a distribution Plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.  Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government Agencies and Obligations were as follows:

	Investments	U.S. Government and Agency Obligations
Purchases	$21,349,932	$58,618,588
Sales	34,665,767	41,126,594

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,885,579
Gross unrealized depreciation	(603,432)

Net unrealized appreciation	$3,282,147

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Year Notes	6	9/05	$680,412	$680,812	$400
U.S. Treasury 5 Year Notes	26	9/05	2,832,484	2,831,156	(1,328)

					(928)

Contracts to Sell:
U.S. Treasury 2 Year Notes	47	9/05	9,769,048	9,761,313	7,735

Net Unrealized Gain on Open Futures Contracts					$6,807

At June 30, 2005, the Fund had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Euro	6,874,505	$8,323,219	7/22/05	$(130,154)

To Sell:
Euro	6,800,000	8,233,012	7/22/05	379,392

Net Unrealized Gain on Open Forward Currency Contracts				$249,238

The average monthly balance of mortgage dollar rolls outstanding during the six months ended June 30, 2005 was approximately $36,341,237. At June 30, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $40,687,008. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at December 31, 2004 included Bear Sterns & Co., Inc ($15,764,838) and Lehman Brothers Inc. ($14,301,030).

For the six months ended June 30, 2005, the Fund recorded interest income of $345,526 related to such mortgage dollar rolls.

At June 30, 2005, the Fund loaned securities having a market value of $17,627,666. The Fund received cash collateral amounting to $18,046,292 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $150 million. Effective July 29, 2005, the Fund, along with other affiliated funds increased the line of credit to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to the Fund was $856. Since the line of credit was established, there have been no borrowings.

5.  Capital Shares

At June 30, 2005, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses, those specifically related to the distribution of its shares as discussed in Note 1o.

Notes to Financial Statements

(unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Shares sold	756,899	1,843,227
Shares issued on reinvestment	—	598,131
Shares repurchased	(722,342)	(1,931,056)

Net Increase	34,557	510,302

6.  Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

7.  Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1

Notes to Financial Statements

(unaudited) (continued)

million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order. The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

8.  Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment contract between the Fund and the Manager.

9.  Subsequent Event

On July 26, 2005, the Board of Directors approved a new management fee effective October 1, 2005. The new management fee will be calculated daily and paid monthly at the annual rate of Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

The Board of Directors also terminated the administration agreement with SBFM.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

ROBERT FEITLER

Executive Vice President

VINCENT GAO, CFA

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

MARK J. MCALLISTER, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable Strategic Bond Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable Strategic Bond Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

399 PARK AVENUE • NEW YORK, NEW YORK 10022	05-8948

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 6, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 6, 2005